17 Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of earnings per share

The following table reflects the net income and share data used in the basic and diluted EPS calculations:

	2020	2019	2018*
Numerator
Net income attributable to equity holders of the parent	292,075	153,916	86,353
Denominator
Weighted average number of outstanding shares	92,683,848	75,969,797	46,936,064
Effects of dilution from stock options	951,920	221,846	840,700
Weighted average number of outstanding shares adjusted for the effect of dilution	93,635,768	76,191,643	47,776,764

Basic earnings per share (R$)	3.15	2.03	1.84
Diluted earnings per share (R$)	3.12	2.02	1.81

* Considers the effects from the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya.